Document and Entity Information	6 Months Ended
Mar. 31, 2026
Document and Entity Information
Entity Registrant Name	Arqit Quantum Inc.
Entity Central Index Key	0001859690
Document Type	6-K
Document Period End Date	Mar. 31, 2026
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2